Offerings	Feb. 12, 2025
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	Debt Securities
Fee Rate	0.01531%
Offering Note	Note 1.a. Separate consideration may or may not be received for securities that are issuable on exercise, conversion or exchange of other securities or that are issued in units. In addition, securities registered hereunder may be sold either separately or as units comprised of more than one type of security registered hereunder. Each depositary share is to be evidenced by depositary receipts issued pursuant to a deposit agreement. In the event Cummins Inc. elects to offer fractional interests in shares of preferred stock or preference stock registered hereunder, depositary receipts may be distributed to those persons acquiring such fractional interests and the shares of preferred stock or preference stock will be issued to the depositary under the depositary agreement. Each stock purchase unit consists of (a) a stock purchase contract under which the holder will be obligated to purchase, and the Company will be obligated to sell, an indeterminate number of shares of common stock, preferred stock or preference stock at a future date and (b) either debt securities, warrants or other securities of Cummins Inc. or debt obligations of third parties securing the holder's obligation to purchase the common stock or other securities of the Company subject to the stock purchase contract. No separate consideration will be received for the stock purchase contract or the related pledged securities. Note 1.b. An indeterminate aggregate initial offering price or number of the securities of each identified class is being registered as may from time to time be offered at indeterminate prices. Note 1.c. In accordance with Rules 456(b) and 457(r) under the Securities Act of 1933, as amended, the registrant is deferring payment of all of the registration fee.
Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Common Stock, $2.50 par value
Fee Rate	0.01531%
Offering Note	See offering note 1.
Offering: 3
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Preferred Stock, zero par value
Fee Rate	0.01531%
Offering Note	See offering note 1.
Offering: 4
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Preference Stock
Fee Rate	0.01531%
Offering Note	See offering note 1.
Offering: 5
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Other
Security Class Title	Depositary Shares
Fee Rate	0.01531%
Offering Note	See offering note 1.
Offering: 6
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Other
Security Class Title	Warrants
Fee Rate	0.01531%
Offering Note	See offering note 1.
Offering: 7
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Other
Security Class Title	Stock Purchase Contracts
Fee Rate	0.01531%
Offering Note	See offering note 1.
Offering: 8
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Other
Security Class Title	Stock Purchase Units
Fee Rate	0.01531%
Offering Note	See offering note 1.